Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended									1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Micro-credit Subsidiary holding equity interest in subsidiary of Sincere Fame	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2010 Affiliate CNY	Dec. 31, 2012 Affiliate Puyi Asset CNY	Dec. 31, 2011 Affiliate Puyi Asset CNY	Dec. 31, 2010 Affiliate Puyi Asset CNY	Dec. 31, 2012 Affiliate A subsidiary of the Group CNY	Dec. 31, 2011 Affiliate A subsidiary of the Group CNY	Dec. 31, 2010 Affiliate A subsidiary of the Group CNY	Oct. 31, 2011 Sincere Fame	Dec. 31, 2012 Sincere Fame and subsidiaries USD ($)	Dec. 31, 2012 Sincere Fame and subsidiaries CNY	Dec. 31, 2011 Sincere Fame and subsidiaries CNY	Oct. 31, 2011 Sincere Fame and subsidiaries Maximum USD ($)	Oct. 31, 2011 Sincere Fame and subsidiaries Maximum CNY	Dec. 31, 2012 Jintaiping CNY item	Jun. 30, 2012 Jintaiping Maximum CNY	Dec. 31, 2012 Noncontrolling shareholders CNY entity	Dec. 31, 2011 Noncontrolling shareholders CNY
Related Party Balances and Transactions
Amounts due from related parties	151,785	365,636	$ 24,363		100,684	353,136																51,101	12,500
Amounts due to related parties	3,030	20,305	487																			3,030	20,305
Amount of loan agreed to be granted by Group																		50,000	317,990		50,000
Equity interest (as a percent)																				19.50%
Number of subsidiaries in which affiliate has non-controlling interest																				1
Term of loan granted																				1 year
Validity period of facility														2 years
Principal receivable															14,651	91,277	351,860			44,436
Interest receivable	51,315	33,549													1,510	9,407	1,276			2,165
Interest rate (as a percent)															7.30%	7.30%				8.00%
Acquisition consideration refund receivable	4,500
Equity interest (as a percent)				30.00%
Excess fair value of the noncontrolling interest acquired considered management compensation expense	7,900	6,000
Repayment period															2 years	2 years
Number of subsidiaries acquired in 2009, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements																						2
Number of subsidiaries acquired in 2010, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements																						1
Revenue earned from related party								7,522			5,660	5,000
Interest income earned from related party for loans receivable					10,298	1,276